As filed with the Securities and Exchange Commission on February 23, 2018

Securities Act File No. 333-59745

Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 96	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 97 (Check appropriate box or boxes)	☒

VOYA FUNDS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest with a par value $0.001.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 96 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 23rd day of February, 2018.

VOYA FUNDS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	February 23, 2018

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 23, 2018

Colleen D. Baldwin*	Trustee	February 23, 2018

John V. Boyer*	Trustee	February 23, 2018

Patricia W. Chadwick*	Trustee	February 23, 2018

Martin J. Gavin*	Trustee	February 23, 2018

Russell H. Jones*	Trustee	February 23, 2018

Patrick W. Kenny*	Trustee	February 23, 2018

Joseph E. Obermeyer*	Trustee	February 23, 2018

Sheryl K. Pressler*	Trustee	February 23, 2018

Christopher P. Sullivan*	Trustee	February 23, 2018

Roger B. Vincent*	Trustee	February 23, 2018

* By:	/s/ Huey P. Falgout, Jr.

Huey P. Falgout, Jr.
Attorney-in-fact**

**

Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as an attachment to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and are incorporated herein by reference. The Powers of Attorney for Martin J. Gavin and Christopher P. Sullivan were filed as an attachment to Post-Effective Amendment No. 85 to the Registrant’s Form N-1A Registration Statement on May 27, 2016 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Funds Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase